STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2014
STOCK BENEFIT PLANS [Abstract]
Schedule of Information Related to Outstanding Options

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2011	87,019	37,805	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	305

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding, June 30, 2014	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500	$16.20

Available for future grant	36,981	500

Schedule of ESOP Shares

	2014	2013
Allocated shares	278,330	267,280
Unallocated shares	61,642	11,050

Total ESOP shares	339,972	278,330

Fair value of unallocated shares	$3,698,895	$3,172,962